Prepayments and Other Assets, Net (Tables)	6 Months Ended
Jun. 30, 2024
Prepayments and Other Assets, Net (Tables) [Line Items]
Schedule of Prepayments and Other Assets, Net
	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Loans receivable, net (Note (a))	8,877	3,240
Security deposits with real estate developers, net (Note(b))	19,345	20,869
Rental and other deposits, net (Note (c))	3,836	4,145
Other receivables (Note (d))	94,667	64,019
Prepayments and other assets, net	126,725	92,273
Current Portion	126,725	92,273
Total prepayments and other assets, net	126,725	92,273

(a) Loans receivable, net

(b) Security deposits with real estate developers, net

(c) Rental and other deposits, net

(d) Other receivables

Schedule of Allowance for Doubtful Loans	The following table sets forth the movement in the allowance for doubtful loans for the year ended December 31, 2023 and the six months ended June 30, 2024:
	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Balance at the beginning of the year/period	7,644	4,766
Provision for the year/period	1,702	5,387
Receivables written off for the year/period	(4,580)	(1,987)
Balance at the end of the year/period	4,766	8,166

Schedule of Sets Forth the Aging of Loans Receivable	The following table sets forth the aging of loans receivable as of December 31, 2023 and June 30, 2024:
	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
1-29 days past due	2,847	—
Over 30 days past due	10,796	11,406
Total past due	13,643	11,406
Total loans	13,643	11,406

Schedule of Security Deposits with Real Estate Developers, Net	Security deposits with real estate developers, net
	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Security deposits with real estate developers under Exclusive Sales Contract
- Without Sales Commitment Arrangement	90,623	92,574
	90,623	92,574
Less: Allowance for doubtful accounts	(71,278)	(71,705)
Security deposits with real estate developers, net	19,345	20,869

Schedule of Allowance for Doubtful Security Deposits with Real Estate Developers	The following table sets forth the movement in the allowance for doubtful security deposits with real estate developers for the year ended December 31, 2023 and the six months ended June 30, 2024:
	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Balance at the beginning of the year/period	71,173	71,278
Provision for the year/period	105	427
Balance at the end of the year/period	71,278	71,705

Schedule of Rental and Other Deposits, Net	Rental and other deposits, net
	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Rental and other deposits	7,795	8,104
Less: Allowance for doubtful accounts	(3,959)	(3,959)
Rental and other deposits, net	3,836	4,145

Schedule of Allowance for Doubtful Rental and Other Deposits	The following table sets forth the movement in the allowance for doubtful rental and other deposits for the year ended December 31, 2023 and six months ended June 30, 2024:
	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Balance at the beginning of the year/period	3,984	3,959
Receivables written off for the year/period	(25)	—
Balance at the end of the year/period	3,959	3,959

Schedule of Allowance for Other Receivables	The following table sets forth the movement in the allowance for other receivables for the year ended December 31, 2023 and the six months ended June 30, 2024:
	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Balance at the beginning of the year/period	—	—
Provision for the year/period	142,060	19,009
Receivables written off for the year/period	(142,060)	(9)
Balance at the end of the year/period	—	19,000

Loans Receivable [Member]
Prepayments and Other Assets, Net (Tables) [Line Items]
Schedule of Loans Receivable, Net	Loans receivable, net
	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Secured loans	6,719	6,719
Unsecured loans	6,924	4,687
	13,643	11,406
Less: allowance for doubtful loans	(4,766)	(8,166)
Loans receivable, net	8,877	3,240
Current Portion	8,877	3,240
Total loans	8,877	3,240